UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - USD ($) $ in Billions	Jun. 30, 2026	Jun. 30, 2025
Statement of financial position [abstract]
Non-controlling interests	$ 2.0	$ 1.8